Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 19,850	$ 33,923
Restricted Cash	0	3,000
Accounts Receivable, Net	4,417	5,221
Income Taxes Receivable	791	1,929
Prepaid Expenses and Other Current Assets	15,664	7,775
Inventory	26,227	14,252
Notes Receivable	800	0
Total Current Assets	67,749	66,100
Operating Lease Right-of-Use Assets, Net	3,875	8,168
Finance Lease Right-of-Use Assets, Net	2,036	2,568
Long Term Investments	0	2,341
Property, Plant and Equipment, Net	228,760	212,252
Intangible Assets, Net	11,577	14,200
Restricted Cash, Net of Current Portion	3,500	0
Other Assets	1,060	4,873
TOTAL ASSETS	318,557	310,502
Current Liabilities:
Accounts Payable and Accrued Liabilities	35,970	31,128
Income Taxes Payable	0	2,408
Contingent Shares Payable and Earnout Liabilities	0	20,265
Shares Payable	0	2,579
Current Portion of Operating Lease Liabilities	1,116	1,565
Current Portion of Finance Lease Liabilities	836	889
Current Portion of Notes Payable	37	7,644
Total Current Liabilities	37,959	66,478
Operating Lease Liabilities, Net of Current Portion	2,868	6,860
Finance Lease Liabilities, Net of Current Portion	1,086	1,688
Other Non-Current Liabilities	33,413	20,869
Notes Payable, Net of Current Portion	68,629	50,552
TOTAL LIABILITIES	143,955	146,447
SHAREHOLDERS’ EQUITY:
Additional Paid-In Capital	294,011	306,652
Accumulated Deficit	(220,075)	(190,416)
Total Shareholders’ Equity Attributable to the Company	73,936	116,236
Non-Controlling Interest	8,166	(38,544)
TOTAL MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	174,602	164,055
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	318,557	310,502
Preferred Series B Shares
MEZZANINE EQUITY:
Preferred shares, value	0	65,084
Preferred Series C Shares
MEZZANINE EQUITY:
Preferred shares, value	0	6,279
Preferred Series D Shares
MEZZANINE EQUITY:
Preferred shares, value	15,000	15,000
Series E Convertible Preferred Shares
MEZZANINE EQUITY:
Preferred shares, value	77,500	0
Multiple Voting Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	0	0
Subordinate Voting Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	0	0
Exchangeable Shares
SHAREHOLDERS’ EQUITY:
Common shares, value	$ 0	$ 0